Schedule Of Trade Payables (Details) - AUD ($)		Jun. 30, 2022	Jun. 30, 2021
Trade payables		$ 661,755	$ 475,069
Sundry payables		492,486	342,968
Deferred consideration	[1]	300,000	240,000
Trade and other payables		$ 1,454,241	$ 1,058,037

[1]	Relates to the acquisition of the PinkPages directory and the customer base of a digital marketing agency.